Other Reserves	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other Reserves
NOTE 18: OTHER RESERVES

(€’000 )	Share based payment reserve	Other equity reserve from conversion of convertible loan in 2013	Currency Translation Difference	Total
Balance as at January 1, 2021	15 803	16 631	(1 476)	30 958

Vested share-based payments	2 172	—	—	2 172
Currency Translation differences subsidiaries	—	—	42	42

Balance as at December 31, 2021	17 975	16 631	(1 434)	33 172

Vested share-based payments	1 624	—	—	1 624
Currency Translation differences subsidiaries	—	—	4	4

Balance as at December 31, 2022	19 599	16 631	(1 430)	34 800

The amount of €16.6 million has been accounted for as other reserves following the conversion of
the loans E, F, G and H on May 31, 2013, as a legacy IFRS adjustment on fully settled contribution-in-kind
convertible loans.